Consolidated Balance Sheets (Parenthetical) - ₪ / shares	Dec. 31, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Ordinary shares, par value per share	₪ 0.01	₪ 0.01
Ordinary shares, shares authorized	100,000,000	100,000,000
Ordinary shares, shares issued	46,993,998	46,505,318
Ordinary shares, shares outstanding	44,901,622	44,412,942
Treasury stock, shares	2,092,376	2,092,376